ORGANIZATION AND DESCRIPTION OF BUSINESS (Details Narrative) - USD ($)	Sep. 17, 2024	Mar. 31, 2025	Dec. 31, 2024	[1]	Nov. 20, 2024	Dec. 31, 2023	[1]	Sep. 30, 2023	Apr. 30, 2023
Restructuring Cost and Reserve [Line Items]
Net cash	$ 11,707,417				$ 1,489,581
Prepaid expenses and other current assets	416,799				114,379
Accounts payable	1,108				$ 399,037
Income tax payable	14,431
Convertible note payable	$ 2,700,000
Convertible note payable converted into shares	270,000
Accrued liabilities and other current liabilities	$ 1,000,789
Common stock	508
Additional paid in capital	$ 8,407,380	$ 62,513,837	$ 62,513,923			$ 36,879,281
SBC Medical Group Co., Ltd. [Member]
Restructuring Cost and Reserve [Line Items]
Acquired percentage									100.00%
SBC Medical Group, Inc. [Member]
Restructuring Cost and Reserve [Line Items]
Acquired percentage								100.00%

[1]	Retrospectively restated for effect of reverse recapitalization on September 17, 2024.